Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
May 31, 2023
HEA-NPRT1-0723
1.802174.119
Common Stocks - 97.7%
	Shares	Value ($)
Biotechnology - 18.4%
Biotechnology - 18.4%
Acelyrin, Inc. (a)(b)	800,000	14,480,000
Akero Therapeutics, Inc. (a)	1,000,000	44,580,000
Alnylam Pharmaceuticals, Inc. (a)	130,000	24,051,300
Ambrx Biopharma, Inc. ADR (a)	354,700	5,235,372
Apellis Pharmaceuticals, Inc. (a)	520,000	44,642,000
Arcellx, Inc. (a)	500,000	22,075,000
Arcus Biosciences, Inc. (a)	430,148	8,835,240
Arcutis Biotherapeutics, Inc. (a)	1,100,000	8,261,000
Argenx SE ADR (a)	465,000	180,745,500
Ascendis Pharma A/S sponsored ADR (a)	900,000	78,273,000
Avidity Biosciences, Inc. (a)	500,000	5,310,000
Beam Therapeutics, Inc. (a)(b)	400,000	12,760,000
Blueprint Medicines Corp. (a)	670,000	37,868,400
Caris Life Sciences, Inc. (c)(d)	1,420,479	7,954,682
Celldex Therapeutics, Inc. (a)	800,000	25,440,000
Cerevel Therapeutics Holdings (a)	1,370,364	44,673,866
Cytokinetics, Inc. (a)	1,500,000	56,535,000
Generation Bio Co. (a)	509,353	1,782,736
Janux Therapeutics, Inc. (a)	500,000	5,810,000
Karuna Therapeutics, Inc. (a)	284,951	64,555,649
Keros Therapeutics, Inc. (a)	540,000	25,844,400
Legend Biotech Corp. ADR (a)	1,700,000	109,089,000
Morphic Holding, Inc. (a)	400,000	23,000,000
Nuvalent, Inc. Class A (a)	600,000	25,260,000
Poseida Therapeutics, Inc. (a)	1,927,613	4,375,682
PTC Therapeutics, Inc. (a)	580,000	24,342,600
Regeneron Pharmaceuticals, Inc. (a)	350,000	257,446,000
Relay Therapeutics, Inc. (a)	86,286	961,226
Repligen Corp. (a)	520,000	87,318,400
Sarepta Therapeutics, Inc. (a)	250,000	30,900,000
Shattuck Labs, Inc. (a)	1,162,800	3,034,908
uniQure B.V. (a)	670,000	12,924,300
Vaxcyte, Inc. (a)	1,280,000	63,385,600
Vertex Pharmaceuticals, Inc. (a)	150,000	48,535,500
Xencor, Inc. (a)	1,400,000	37,940,000
Xenon Pharmaceuticals, Inc. (a)	800,000	30,824,000
Zai Lab Ltd. (a)(e)	5,000,000	16,325,788
Zentalis Pharmaceuticals, Inc. (a)	1,280,000	33,331,200
		1,528,707,349
Health Care Equipment & Supplies - 21.3%
Health Care Equipment - 21.3%
Boston Scientific Corp. (a)	10,850,000	558,558,000
Insulet Corp. (a)	660,000	181,005,000
Intuitive Surgical, Inc. (a)	210,000	64,646,400
iRhythm Technologies, Inc. (a)	440,000	50,278,800
Masimo Corp. (a)	1,430,000	231,431,200
Nevro Corp. (a)	600,000	16,536,000
Novocure Ltd. (a)	500,000	35,905,000
Outset Medical, Inc. (a)	1,000,000	20,830,000
Penumbra, Inc. (a)	1,180,000	362,661,200
PROCEPT BioRobotics Corp. (a)	600,000	20,070,000
ResMed, Inc.	580,000	122,258,200
Stryker Corp.	300,000	82,674,000
Tandem Diabetes Care, Inc. (a)	850,000	22,091,500
		1,768,945,300
Health Care Providers & Services - 25.9%
Health Care Facilities - 2.6%
Acadia Healthcare Co., Inc. (a)	1,000,000	70,630,000
Surgery Partners, Inc. (a)	3,858,785	144,627,262
The Oncology Institute, Inc. (a)	1,699,893	726,704
		215,983,966
Health Care Services - 6.9%
agilon health, Inc. (a)(b)	10,203,500	202,845,580
Cigna Group	828,000	204,855,480
CVS Health Corp.	800,000	54,424,000
LifeStance Health Group, Inc. (a)	4,800,000	39,312,000
Privia Health Group, Inc. (a)	2,800,000	69,860,000
		571,297,060
Managed Health Care - 16.4%
Alignment Healthcare, Inc. (a)	3,800,000	22,306,000
Centene Corp. (a)	3,350,000	209,073,500
Humana, Inc.	490,000	245,916,300
Molina Healthcare, Inc. (a)	145,000	39,715,500
UnitedHealth Group, Inc.	1,730,000	842,925,199
		1,359,936,499
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,147,217,525
Health Care Technology - 1.9%
Health Care Technology - 1.9%
Doximity, Inc. (a)(b)	690,000	21,162,300
Evolent Health, Inc. (a)	841,400	24,518,396
Evolent Health, Inc. (c)	1,178,600	32,627,184
Medlive Technology Co. Ltd. (f)	970,500	853,941
Phreesia, Inc. (a)	1,080,000	32,421,600
Veeva Systems, Inc. Class A (a)	260,000	43,082,000
		154,665,421
Life Sciences Tools & Services - 15.9%
Life Sciences Tools & Services - 15.9%
10X Genomics, Inc. (a)	1,000,000	52,460,000
10X Genomics, Inc. Class B (a)(f)	500,000	26,230,000
Bruker Corp.	1,120,000	77,392,000
Danaher Corp.	2,080,000	477,609,600
IQVIA Holdings, Inc. (a)	585,000	115,192,350
Lonza Group AG	69,000	43,138,732
Olink Holding AB ADR (a)	1,159,712	22,591,190
Sartorius Stedim Biotech	170,000	44,628,713
Thermo Fisher Scientific, Inc.	775,000	394,056,500
West Pharmaceutical Services, Inc.	190,000	63,579,700
		1,316,878,785
Personal Care Products - 0.2%
Personal Care Products - 0.2%
The Beauty Health Co. (a)(b)	482,705	3,880,948
The Beauty Health Co. (a)(c)	1,800,000	14,472,000
		18,352,948
Pharmaceuticals - 14.1%
Pharmaceuticals - 14.1%
Arvinas Holding Co. LLC (a)	690,000	15,062,700
AstraZeneca PLC (United Kingdom)	1,500,000	218,475,937
Eli Lilly & Co.	1,050,000	450,933,000
Enliven Therapeutics, Inc. (a)(b)	400,000	7,320,000
Merck & Co., Inc.	1,450,000	160,094,500
Novo Nordisk A/S Series B	535,000	86,098,107
Pharvaris BV (a)	620,000	5,301,000
Royalty Pharma PLC	4,200,000	137,508,000
UCB SA	600,000	52,282,037
Ventyx Biosciences, Inc. (a)	800,400	27,589,788
Verona Pharma PLC ADR (a)	600,000	12,912,000
		1,173,577,069
TOTAL COMMON STOCKS (Cost $5,527,243,691)		8,108,344,397

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
Biotechnology - 0.7%
Biotechnology - 0.7%
Asimov, Inc. Series B (a)(c)(d)	101,438	4,908,585
Caris Life Sciences, Inc. Series D (a)(c)(d)	3,206,021	17,953,718
Cleerly, Inc. Series C (c)(d)	1,285,367	15,013,087
Element Biosciences, Inc. Series C (a)(c)(d)	572,265	9,413,759
ElevateBio LLC Series C (a)(c)(d)	254,900	1,070,580
Inscripta, Inc. Series E (a)(c)(d)	1,282,228	5,423,824
		53,783,553
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	1,155,359	9,312,194

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	380,451	3,374,600

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(c)(d)	201,220	10,085,146
Series E1(c)(d)	56,664	2,840,000
Omada Health, Inc. Series E (a)(c)(d)	2,153,073	6,975,957
Wugen, Inc. Series B (a)(c)(d)	454,342	2,271,710
		22,172,813
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	1,037,400	5,716,074
Galvanize Therapeutics Series B (a)(c)(d)	3,696,429	6,246,965
		11,963,039
TOTAL CONVERTIBLE PREFERRED STOCKS		100,606,199
Nonconvertible Preferred Stocks - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	473,270	7,099,050

TOTAL PREFERRED STOCKS (Cost $142,088,836)		107,705,249

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	85,162,186	85,179,218
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	95,501,533	95,511,083
TOTAL MONEY MARKET FUNDS (Cost $180,688,551)		180,690,301

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,850,021,078)	8,396,739,947
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(103,173,852)
NET ASSETS - 100.0%	8,293,566,095

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,759,115 or 2.0% of net assets.

(d)	Level 3 security
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,083,941 or 0.3% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855

Aledade, Inc. Series E1	5/20/22	2,822,683

Aristea Therapeutics, Inc. Series B	10/06/20	5,719,912

Asimov, Inc. Series B	10/29/21	9,401,345

Caris Life Sciences, Inc.	10/06/22	7,954,682

Caris Life Sciences, Inc. Series D	5/11/21	25,968,770

Cleerly, Inc. Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602

Element Biosciences, Inc. Series C	6/21/21	11,763,880

ElevateBio LLC Series C	3/09/21	1,069,306

Evolent Health, Inc.	3/28/23	34,179,400

Galvanize Therapeutics Series B	3/29/22	6,399,572

Inscripta, Inc. Series E	3/30/21	11,322,073

Omada Health, Inc. Series E	12/22/21	12,908,103

Saluda Medical, Inc. Series E	4/06/23	9,328,137

The Beauty Health Co.	12/08/20	18,000,000

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,610,827

Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	503,597,873	418,418,655	580,240	-	-	85,179,218	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	189,954,325	148,266,459	242,709,701	392,620	-	-	95,511,083	0.3%
Total	189,954,325	651,864,332	661,128,356	972,860	-	-	180,690,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Zai Lab Ltd.	24,532,952	1,003,217	6,666,665	-	(8,304,126)	5,760,410	16,325,788
Total	24,532,952	1,003,217	6,666,665	-	(8,304,126)	5,760,410	16,325,788

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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